Loans and Allowance for Credit Losses - Schedule of Loan Portfolio Aging Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans and Allowance for Loan Losses
Non Accrual	$ 736	$ 487
Total gross loans	490,971	483,236
30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	158	216
60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	75	290
Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	56	154
Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	1,025	1,147
Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	489,946	482,175
Commercial and Industrial
Loans and Allowance for Loan Losses
Non Accrual	170	0
Total gross loans	98,795	91,294
Commercial and Industrial | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		10
Commercial and Industrial | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	43	48
Commercial and Industrial | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	41	154
Commercial and Industrial | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	254	212
Commercial and Industrial | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	98,541	91,082
Commercial Real Estate
Loans and Allowance for Loan Losses
Non Accrual	258	8
Total gross loans	291,673	291,859
Commercial Real Estate | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	48
Commercial Real Estate | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	242
Commercial Real Estate | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Commercial Real Estate | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	306	250
Commercial Real Estate | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	291,367	291,609
Residential
Loans and Allowance for Loan Losses
Non Accrual	308	479
Total gross loans	91,737	93,364
Residential | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	95	201
Residential | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	30	0
Residential | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0	0
Residential | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	433	680
Residential | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	91,304	92,770
Installment
Loans and Allowance for Loan Losses
Non Accrual		0
Total gross loans		6,719
Installment | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		5
Installment | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		0
Installment | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans		0
Installment | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans		5
Installment | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans		6,714
Consumer
Loans and Allowance for Loan Losses
Non Accrual	0
Total gross loans	8,766	$ 6,719
Consumer | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	15
Consumer | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	2
Consumer | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	15
Consumer | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	32
Consumer | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	$ 8,734